Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 23.0	$ 20.1	$ 20.3
Valuation Allowances and Reserves, charged to cost and expense	82.2	73.3	60.8
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	66.0	70.4	61.0
Valuation Allowances and Reserves, Ending Balance	39.2	23.0	20.1
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	4.8	5.8	8.1
Valuation Allowances and Reserves, charged to cost and expense	8.7	6.0	3.8
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	3.4	7.0	6.2
Valuation Allowances and Reserves, Ending Balance	10.1	4.8	5.8
Allowance for sales returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	5.2	4.5	4.6
Valuation Allowances and Reserves, charged to cost and expense	53.9	48.5	38.1
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	47.7	47.8	38.3
Valuation Allowances and Reserves, Ending Balance	11.4	5.2	4.5
Allowance for cash discounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	2.7	1.2	1.2
Valuation Allowances and Reserves, charged to cost and expense	11.8	10.1	10.6
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	9.3	8.6	10.5
Valuation Allowances and Reserves, Ending Balance	5.2	2.7	1.2
Inventory valuation allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	10.3	8.6	6.4
Valuation Allowances and Reserves, charged to cost and expense	7.8	8.7	8.3
Valuation Allowances and Reserves, charged to other accounts
Valuation Allowances and Reserves, Deductions	5.6	7.0	6.0
Valuation Allowances and Reserves, Ending Balance	$ 12.5	$ 10.3	$ 8.6